COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments [Line Items]
Rent expense	$ 2,854	$ 1,988	$ 1,507
Concession fees	$ 18,156	$ 17,264	$ 64,752